Schedule of Investments (unaudited)
March 31, 2026
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 Western Asset Emerging Markets Debt Fund Inc.

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Sovereign Bonds — 73.5%
Angola — 3.0%
Angolan Government International Bond, Senior Notes	8.250%	5/9/28	2,150,000	$2,170,810 (a)
Angolan Government International Bond, Senior Notes	8.000%	11/26/29	4,930,000	4,881,623 (b)
Angolan Government International Bond, Senior Notes	9.125%	11/26/49	13,560,000	11,825,421 (a)
Total Angola				18,877,854
Argentina — 4.2%
Argentine Republic Government International Bond, Senior Notes, Step bond (4.125% to 7/9/27 then 4.750%)	4.125%	7/9/35	20,300,000	14,666,750 (c)
Bonos Para La Reconstruccion De Una Argentina Libre, Senior Notes	3.000%	5/31/26	1,020,000	360,408
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	10,051,223	7,601,238 (b)
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	3,157,370	2,387,761 (a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	1,199,267	1,197,635 (b)(c)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	412,500	411,939 (a)(c)
Total Argentina				26,625,731
Armenia — 1.0%

Republic of Armenia International Bond, Senior Notes	3.600%	2/2/31	7,000,000	6,233,369 (b)
Bahamas — 1.8%
Bahamas Government International Bond, Senior Notes	9.000%	6/16/29	8,000,000	8,548,000 (b)
Bahamas Government International Bond, Senior Notes	6.950%	11/20/29	3,000,000	3,012,000 (b)
Total Bahamas				11,560,000
Bahrain — 2.6%
Bahrain Government International Bond, Senior Notes	7.000%	10/12/28	2,000,000	1,995,520 (a)
Bahrain Government International Bond, Senior Notes	5.625%	9/30/31	7,000,000	6,489,124 (a)
Bahrain Government International Bond, Senior Notes	7.500%	9/20/47	7,400,000	7,018,119 (b)
Bahrain Government International Bond, Senior Notes	6.250%	1/25/51	1,000,000	815,621 (a)
Total Bahrain				16,318,384
Benin — 0.5%

Benin Government International Bond, Senior Notes	7.960%	2/13/38	3,200,000	3,145,487 (b)
Chile — 0.6%

Chile Government International Bond, Senior Notes	3.500%	1/31/34	4,000,000	3,617,000 (d)
Colombia — 1.7%
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	3,500,000	2,925,090
Colombia Government International Bond, Senior Notes	4.125%	2/22/42	11,500,000	7,812,525
Total Colombia				10,737,615
Costa Rica — 1.2%
Costa Rica Government International Bond, Senior Notes	6.125%	2/19/31	1,050,000	1,075,694 (a)(c)
Costa Rica Government International Bond, Senior Notes	7.158%	3/12/45	4,200,000	4,471,278 (b)(c)
Costa Rica Government International Bond, Senior Notes	7.300%	11/13/54	1,800,000	1,947,663 (b)(c)
Total Costa Rica				7,494,635
Dominican Republic — 3.0%
Dominican Republic International Bond, Senior Notes	6.000%	7/19/28	3,200,000	3,229,760 (b)(c)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	3,800,000	3,510,820 (a)(c)
Dominican Republic International Bond, Senior Notes	10.500%	3/15/37	85,000,000 DOP	1,457,535 (a)
Dominican Republic International Bond, Senior Notes	5.300%	1/21/41	8,000,000	6,826,400 (a)(c)
Dominican Republic International Bond, Senior Notes	5.875%	1/30/60	4,400,000	3,686,980 (a)(c)
Total Dominican Republic				18,711,495
See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Emerging Markets Debt Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Ecuador — 2.2%
Ecuador Government International Bond, Senior Notes	6.900%	7/31/35	4,760,000	$4,203,937 (a)
Ecuador Government International Bond, Senior Notes, Step bond (5.000% to 7/31/26 then 5.500%)	5.000%	7/31/40	12,680,000	9,953,800 (b)
Total Ecuador				14,157,737
Egypt — 2.8%
Egypt Government International Bond, Senior Notes	5.800%	9/30/27	640,000	632,707 (a)
Egypt Government International Bond, Senior Notes	6.588%	2/21/28	2,000,000	1,992,823 (a)
Egypt Government International Bond, Senior Notes	5.875%	2/16/31	5,000,000	4,612,936 (a)
Egypt Government International Bond, Senior Notes	7.625%	5/29/32	1,600,000	1,547,432 (b)
Egypt Government International Bond, Senior Notes	7.903%	2/21/48	10,560,000	8,619,606 (a)
Total Egypt				17,405,504
El Salvador — 1.1%
El Salvador Government International Bond, Senior Notes	0.250%	4/17/30	6,250,000	240,424 (b)
El Salvador Government International Bond, Senior Notes	9.250%	4/17/30	6,250,000	6,509,000 (b)(c)
Total El Salvador				6,749,424
Ethiopia — 1.8%

Ethiopia International Bond, Senior Notes	6.625%	12/11/26	10,900,000	11,165,231 (a)(e)
Gabon — 0.3%

Gabon Government International Bond, Senior Notes	6.625%	2/6/31	2,000,000	1,675,274 (a)
Ghana — 0.4%

Ghana Government International Bond, Senior Notes, Step bond (5.000% to 7/3/28 then 6.000%)	5.000%	7/3/29	2,562,313	2,449,445 (b)(c)
Guatemala — 1.2%
Guatemala Government Bond, Senior Notes	5.375%	4/24/32	4,300,000	4,261,300 (b)(c)
Guatemala Government Bond, Senior Notes	6.600%	6/13/36	3,000,000	3,157,500 (b)(c)
Total Guatemala				7,418,800
Hungary — 2.1%
Hungary Government International Bond, Senior Notes	5.500%	3/26/36	11,000,000	10,734,095 (b)(c)
Hungary Government International Bond, Senior Notes	3.125%	9/21/51	1,300,000	777,248 (b)(c)
Magyar Export-Import Bank Zrt, Senior Notes	6.125%	12/4/27	1,900,000	1,922,625 (b)(c)
Total Hungary				13,433,968
Indonesia — 1.3%
Indonesia Government International Bond, Senior Notes	6.625%	2/17/37	3,210,000	3,494,487 (a)(c)
Indonesia Government International Bond, Senior Notes	5.250%	1/17/42	5,000,000	4,790,833 (b)(d)
Total Indonesia				8,285,320
Ivory Coast — 3.0%
Ivory Coast Government International Bond, Senior Notes	5.250%	3/22/30	4,800,000 EUR	5,485,710 (a)
Ivory Coast Government International Bond, Senior Notes	7.625%	1/30/33	3,910,000	3,983,664 (b)(c)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	2,500,000	2,361,352 (a)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	1,200,000	1,133,449 (b)
Ivory Coast Government International Bond, Senior Notes	6.750%	2/25/41	7,000,000	6,164,400 (b)(c)
Total Ivory Coast				19,128,575
Jamaica — 0.6%

Jamaica Government International Bond, Senior Notes	9.625%	11/3/30	617,000,000 JMD	4,117,009
Jordan — 2.3%
Jordan Government International Bond, Senior Notes	7.750%	1/15/28	3,120,000	3,188,856 (b)
See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2026 Quarterly Report

 Western Asset Emerging Markets Debt Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Jordan — continued
Jordan Government International Bond, Senior Notes	7.500%	1/13/29	1,600,000	$1,645,158 (a)
Jordan Government International Bond, Senior Notes	5.850%	7/7/30	6,350,000	6,262,492 (a)
Jordan Government International Bond, Senior Notes	7.375%	10/10/47	3,820,000	3,594,514 (b)
Total Jordan				14,691,020
Kenya — 0.9%
Republic of Kenya Government International Bond, Senior Notes	7.250%	2/28/28	4,680,000	4,653,032 (a)
Republic of Kenya Government International Bond, Senior Notes	8.000%	5/22/32	900,000	867,893 (a)
Total Kenya				5,520,925
Mexico — 1.2%
Eagle Funding Luxco Sarl, Senior Notes	5.500%	8/17/30	1,400,000	1,409,100 (b)(c)
Mexican Bonos, Senior Notes	8.500%	11/18/38	119,570,000 MXN	6,139,303
Total Mexico				7,548,403
Mozambique — 0.2%

Mozambique International Bond, Senior Notes	9.000%	9/15/31	2,000,000	1,503,810 (a)
Nigeria — 2.5%
Nigeria Government International Bond, Senior Notes	6.125%	9/28/28	1,820,000	1,810,134 (a)
Nigeria Government International Bond, Senior Notes	8.375%	3/24/29	1,500,000	1,577,824 (a)
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	2,600,000	2,636,338 (a)
Nigeria Government International Bond, Senior Notes	7.696%	2/23/38	9,930,000	9,609,131 (a)
Total Nigeria				15,633,427
Oman — 2.3%
Oman Government International Bond, Senior Notes	5.625%	1/17/28	7,500,000	7,596,354 (b)
Oman Government International Bond, Senior Notes	6.750%	1/17/48	6,500,000	6,773,303 (a)
Total Oman				14,369,657
Panama — 1.1%
Panama Government International Bond, Senior Notes	9.375%	4/1/29	910,000	1,026,098 (c)
Panama Government International Bond, Senior Notes	4.500%	4/16/50	2,430,000	1,852,389 (c)
Panama Government International Bond, Senior Notes	3.870%	7/23/60	6,700,000	4,377,043 (c)
Total Panama				7,255,530
Paraguay — 1.2%
Paraguay Government International Bond, Senior Notes	7.900%	2/9/31	22,024,000,000 PYG	3,344,982 (b)
Paraguay Government International Bond, Senior Notes	2.739%	1/29/33	1,900,000	1,673,425 (b)(c)
Paraguay Government International Bond, Senior Notes	6.650%	3/4/55	2,220,000	2,309,688 (b)(c)
Total Paraguay				7,328,095
Peru — 1.1%

Peruvian Government International Bond, Senior Notes	8.750%	11/21/33	5,498,000	6,659,178 (c)
Poland — 2.1%
Bank Gospodarstwa Krajowego, Senior Notes	5.375%	5/22/33	6,300,000	6,389,542 (b)(c)
Republic of Poland Government International Bond, Senior Notes	4.875%	10/4/33	7,000,000	7,011,834 (d)
Total Poland				13,401,376
Qatar — 2.1%
Qatar Government International Bond, Senior Notes	4.625%	6/2/46	10,000,000	8,649,265 (a)
Qatar Government International Bond, Senior Notes	5.103%	4/23/48	4,920,000	4,547,963 (b)(c)
Total Qatar				13,197,228
Romania — 3.4%
Romanian Government International Bond, Senior Notes	3.625%	3/27/32	16,840,000	14,808,089 (a)
See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Emerging Markets Debt Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Romania — continued
Romanian Government International Bond, Senior Notes	7.500%	2/10/37	6,200,000	$6,562,166 (b)(c)
Total Romania				21,370,255
Saudi Arabia — 0.3%

Saudi Government International Bond, Senior Notes	4.625%	10/4/47	2,500,000	2,062,023 (a)
Senegal — 0.2%

Senegal Government International Bond, Senior Notes	6.250%	5/23/33	2,000,000	1,070,284 (a)
South Africa — 1.9%
Republic of South Africa Government Bond	6.250%	3/31/36	35,700,000 ZAR	1,695,656
Republic of South Africa Government Bond	6.500%	2/28/41	93,920,000 ZAR	4,151,842
Republic of South Africa Government International Bond, Senior Notes	6.125%	12/11/37	1,250,000	1,161,250 (b)(c)
Republic of South Africa Government International Bond, Senior Notes	5.000%	10/12/46	5,000,000	3,607,744 (c)
Republic of South Africa Government International Bond, Senior Notes	5.750%	9/30/49	2,000,000	1,548,874 (c)
Total South Africa				12,165,366
South Korea — 0.2%

Korea Housing Finance Corp., Senior Notes	3.875%	9/17/30	1,000,000	984,435 (b)
Sri Lanka — 0.1%

Sri Lanka Government International Bond, Senior Notes, Step bond (3.100% to 7/15/27 then 3.350%)	3.100%	1/15/30	517,950	476,526 (b)
Supranational — 4.6%
Africa Finance Corp., Senior Notes	3.750%	10/30/29	3,000,000	2,846,096 (a)
African Export-Import Bank, Senior Notes	2.634%	5/17/26	3,100,000	3,097,874 (a)
African Export-Import Bank, Senior Notes	3.798%	5/17/31	3,000,000	2,673,523 (b)(c)
Asian Development Bank, Senior Notes	30.000%	7/29/26	223,720,000 TRY	4,593,005
Asian Development Bank, Senior Notes	20.750%	8/27/26	5,000,000,000 NGN	3,577,579
European Bank for Reconstruction & Development, Senior Notes	21.000%	7/21/26	2,850,000,000 NGN	2,069,112
Inter-American Development Bank, Senior Notes	6.650%	2/6/31	1,000,000,000 CRC	2,092,861
International Bank for Reconstruction & Development, Senior Notes	8.050%	5/10/28	312,500,000 UYU	7,747,782
Total Supranational				28,697,832
Turkey — 1.9%
Turkiye Government International Bond, Senior Notes	5.125%	2/17/28	4,000,000	3,949,027
Turkiye Government International Bond, Senior Notes	9.375%	3/14/29	3,000,000	3,241,419
Turkiye Government International Bond, Senior Notes	7.625%	5/15/34	3,040,000	3,095,011
Turkiye Government International Bond, Senior Notes	4.875%	4/16/43	2,160,000	1,520,880
Total Turkey				11,806,337
Ukraine — 1.9%
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/30	807,487	474,907 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/34	3,017,457	1,297,417 (a)
Ukraine Government International Bond, Senior Notes, Step bond (4.500% to 2/1/27 then 6.000%)	4.500%	2/1/34	6,686,005	3,579,976 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/35	2,549,964	1,190,227 (a)
Ukraine Government International Bond, Senior Notes, Step bond (4.500% to 2/1/27 then 6.000%)	4.500%	2/1/35	4,258,403	2,243,300 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/36	2,124,969	992,040 (a)
See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2026 Quarterly Report

 Western Asset Emerging Markets Debt Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Ukraine — continued
Ukraine Government International Bond, Senior Notes, Step bond (4.500% to 2/1/27 then 6.000%)	4.500%	2/1/36	3,837,998	$1,984,097 (a)
Total Ukraine				11,761,964
Uruguay — 2.2%
Uruguay Government International Bond, Senior Notes	5.750%	10/28/34	10,408,526	10,890,441 (d)
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	3,260,000	2,998,874 (c)
Total Uruguay				13,889,315
Uzbekistan — 1.1%
Republic of Uzbekistan International Bond, Senior Notes	3.700%	11/25/30	4,000,000	3,644,779 (a)
Republic of Uzbekistan International Bond, Senior Notes	3.900%	10/19/31	2,000,000	1,810,034 (b)
Republic of Uzbekistan International Bond, Senior Notes	6.900%	2/28/32	1,560,000	1,630,654 (b)
Total Uzbekistan				7,085,467
Venezuela — 2.3%
Venezuela Government International Bond, Senior Notes	7.750%	10/13/26	22,130,000	9,128,625 *(a)(e)
Venezuela Government International Bond, Senior Notes	8.250%	10/13/26	7,000,000	3,020,500 *(a)(e)
Venezuela Government International Bond, Senior Notes	9.250%	9/15/27	4,205,000	2,018,400 *(e)
Total Venezuela				14,167,525

Total Sovereign Bonds (Cost — $428,022,793)				461,953,835
Corporate Bonds & Notes — 55.8%
Communication Services — 3.9%
Diversified Telecommunication Services — 2.2%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	2,000,000	1,402,422 (b)(c)
IHS Holding Ltd., Senior Notes	7.875%	5/29/30	2,160,000	2,190,359 (b)(c)
Telecom Argentina SA, Senior Notes	9.250%	5/28/33	6,150,000	6,373,045 (b)(c)
Turk Telekomunikasyon AS, Senior Notes	7.375%	5/20/29	4,000,000	4,044,869 (b)
Total Diversified Telecommunication Services				14,010,695
Entertainment — 0.4%
Discovery Global Holdings Inc., Senior Notes	4.279%	3/15/32	871,000	771,923 (c)
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	1,800,000	1,784,700 (b)(c)
Total Entertainment				2,556,623
Media — 1.0%
Grupo Televisa SAB, Senior Notes	5.000%	5/13/45	9,850,000	6,125,804 (c)
Wireless Telecommunication Services — 0.3%
Millicom International Cellular SA, Senior Notes	6.250%	3/25/29	1,638,900	1,633,878 (b)(c)

Total Communication Services				24,327,000
Consumer Discretionary — 5.7%
Automobile Components — 1.0%
Adient Global Holdings Ltd., Senior Notes	8.250%	4/15/31	2,250,000	2,335,295 (b)(c)
ZF North America Capital Inc., Senior Notes	7.125%	4/14/30	2,500,000	2,466,818 (b)(c)
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	1,500,000	1,452,123 (b)(c)
Total Automobile Components				6,254,236
Automobiles — 0.2%
Hyundai Capital Services Inc., Senior Notes	5.250%	1/22/28	1,500,000	1,519,761 (a)(c)
Broadline Retail — 1.3%
Alibaba Group Holding Ltd., Senior Notes	2.125%	2/9/31	1,600,000	1,446,878 (c)
Prosus NV, Senior Notes	3.257%	1/19/27	2,000,000	1,974,803 (b)(c)
See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Emerging Markets Debt Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Broadline Retail — continued
Prosus NV, Senior Notes	3.680%	1/21/30	3,200,000	$3,031,896 (a)(c)
Prosus NV, Senior Notes	3.061%	7/13/31	2,000,000	1,792,853 (b)(c)
Total Broadline Retail				8,246,430
Hotels, Restaurants & Leisure — 3.2%
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	3,500,000	3,546,272 (c)
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	1,500,000	1,446,228 (c)
Las Vegas Sands Corp., Senior Notes	6.000%	6/14/30	1,290,000	1,327,465 (c)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	4,500,000	4,325,975 (a)(c)
Melco Resorts Finance Ltd., Senior Notes	6.500%	9/24/33	2,830,000	2,718,727 (b)(c)
Sands China Ltd., Senior Notes	5.400%	8/8/28	2,700,000	2,721,919 (c)
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	3,000,000	2,972,533 (b)(c)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	750,000	719,753 (b)(c)
Total Hotels, Restaurants & Leisure				19,778,872

Total Consumer Discretionary				35,799,299
Consumer Staples — 1.6%
Beverages — 0.5%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, Senior Notes	5.250%	4/27/29	3,130,000	3,048,069 (b)(c)
Food Products — 0.8%
Grupo Nutresa SA, Senior Notes	8.000%	5/12/30	3,000,000	3,180,750 (b)(c)
Ulker Biskuvi Sanayi AS, Senior Notes	7.875%	7/8/31	2,000,000	2,021,294 (b)
Total Food Products				5,202,044
Personal Care Products — 0.3%
Natura &Co. Luxembourg Holdings Sarl, Senior Notes	4.125%	5/3/28	2,000,000	1,892,786 (a)(c)

Total Consumer Staples				10,142,899
Energy — 18.2%
Energy Equipment & Services — 0.5%
Yinson Boronia Production BV, Senior Secured Notes	8.947%	7/31/42	2,914,380	3,181,163 (b)(c)
Oil, Gas & Consumable Fuels — 17.7%
Ecopetrol SA, Senior Notes	5.875%	5/28/45	4,900,000	3,611,547 (c)
Ecopetrol SA, Senior Notes	5.875%	11/2/51	3,000,000	2,115,121 (c)
EIG Pearl Holdings Sarl, Senior Secured Notes	3.545%	8/31/36	1,939,832	1,738,097 (b)(c)
Empresa Generadora de Electricidad Haina SA, Senior Notes	5.625%	11/8/28	4,250,000	4,117,102 (b)(c)
Galaxy Pipeline Assets Bidco Ltd., Senior Secured Notes	1.750%	9/30/27	585,848	570,432 (a)
Greensaif Pipelines Bidco Sarl, Senior Secured Notes	5.853%	2/23/36	1,500,000	1,507,032 (b)(c)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	16,300,000	14,645,854 (a)
Pertamina Persero PT, Senior Notes	6.500%	5/27/41	1,500,000	1,533,111 (b)(c)
Pertamina Persero PT, Senior Notes	4.150%	2/25/60	2,000,000	1,390,247 (a)(c)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	3,000,000	3,051,789 (c)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	4,000,000	4,059,068 (c)
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	13,800,000	12,566,767 (c)
Petroleos de Venezuela SA, Senior Notes	6.000%	5/16/26	8,145,000	2,803,509 *(a)(e)
Petroleos de Venezuela SA, Senior Notes	9.000%	11/17/26	16,630,000	6,402,550 *(a)(e)
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	3,800,000	3,015,927 (a)(c)
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	3,300,000	2,318,580 (b)(c)
Petroleos Mexicanos, Senior Notes	6.500%	3/13/27	2,000,000	2,020,424 (c)
See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2026 Quarterly Report

 Western Asset Emerging Markets Debt Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Petroleos Mexicanos, Senior Notes	5.350%	2/12/28	15,500,000	$15,339,398 (c)
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	8,200,000	6,922,480 (c)
Petronas Capital Ltd., Senior Notes	2.480%	1/28/32	3,000,000	2,686,615 (a)(c)
Puma International Financing SA, Senior Notes	7.750%	4/25/29	3,250,000	3,321,099 (b)(c)
QazaqGaz National Co. JSC, Senior Notes	4.375%	9/26/27	4,200,000	4,171,104 (a)
QazaqGaz NC JSC, Senior Notes	4.375%	9/26/27	3,000,000	2,979,360 (b)(c)
Raizen Fuels Finance SA, Senior Notes	6.450%	3/5/34	1,500,000	825,938 (b)
Tengizchevroil Finance Co. International Ltd., Senior Secured Notes	4.000%	8/15/26	3,900,000	3,890,583 (a)(c)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	648,000	644,625 (a)(c)
Transportadora de Gas Internacional SA ESP, Senior Notes	5.550%	11/1/28	750,000	747,428 (b)(c)
Ultrapar International SA, Senior Notes	5.250%	10/6/26	690,000	689,715 (b)(c)
YPF SA, Senior Notes	6.950%	7/21/27	1,320,000	1,326,011 (b)(c)
Total Oil, Gas & Consumable Fuels				111,011,513

Total Energy				114,192,676
Financials — 5.0%
Banks — 4.4%
Banco de Credito e Inversiones SA, Junior Subordinated Notes (8.750% to 5/8/29 then 5 year Treasury Constant Maturity Rate + 4.944%)	8.750%	5/8/29	3,830,000	4,029,409 (b)(c)(f)(g)
Banco del Estado de Chile, Junior Subordinated Notes (7.950% to 5/2/29 then 5 year Treasury Constant Maturity Rate + 3.228%)	7.950%	5/2/29	2,000,000	2,107,140 (b)(c)(f)(g)
Banco Mercantil del Norte SA, Junior Subordinated Notes (5.875% to 1/24/27 then 5 year Treasury Constant Maturity Rate + 4.643%)	5.875%	1/24/27	2,500,000	2,471,084 (a)(c)(f)(g)
Banco Nacional de Panama, Senior Notes	2.500%	8/11/30	4,000,000	3,549,225 (a)(c)
Bank Leumi Le-Israel BM, Senior Notes	5.125%	7/27/27	3,300,000	3,298,352 (a)
Bank Leumi Le-Israel BM, Subordinated Notes (7.129% to 7/18/28 then 5 year Treasury Constant Maturity Rate + 3.466%)	7.129%	7/18/33	1,000,000	1,030,245 (a)(g)
Bank of East Asia Ltd., Subordinated Notes (4.875% to 4/22/27 then 5 year Treasury Constant Maturity Rate + 2.300%)	4.875%	4/22/32	2,800,000	2,789,604 (a)(g)
HSBC Holdings PLC, Junior Subordinated Notes (8.000% to 9/7/28 then 5 year Treasury Constant Maturity Rate + 3.858%)	8.000%	3/7/28	1,800,000	1,859,425 (c)(f)(g)
Mizrahi Tefahot Bank Ltd., Subordinated Notes (3.077% to 4/7/26 then 5 year Treasury Constant Maturity Rate + 2.250%)	3.077%	4/7/31	1,500,000	1,500,792 (a)(g)
Standard Chartered PLC, Senior Notes (2.608% to 1/12/27 then 1 year Treasury Constant Maturity Rate + 1.180%)	2.608%	1/12/28	2,300,000	2,266,085 (a)(g)
Ueno Bank SA, Senior Notes	6.700%	3/6/31	3,100,000	3,072,503 (b)(c)
Total Banks				27,973,864
Capital Markets — 0.0%††
Credit Suisse AG AT1 Claim	—	—	2,000,000	0 *(h)(i)(j)
Insurance — 0.6%
Sagicor Financial Co. Ltd., Senior Notes	5.300%	5/13/28	3,600,000	3,585,924 (b)(c)

Total Financials				31,559,788
Health Care — 2.4%
Health Care Providers & Services — 0.3%
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	1,750,000	1,684,668 (b)(c)
Pharmaceuticals — 2.1%
Biocon Biologics Global PLC, Senior Secured Notes	6.670%	10/9/29	2,000,000	1,978,647 (b)(c)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	6,500,000	6,439,315 (c)
See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Emerging Markets Debt Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Pharmaceuticals — continued
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	1,630,000	$1,824,247 (c)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	4,000,000	2,969,984 (c)
Total Pharmaceuticals				13,212,193

Total Health Care				14,896,861
Industrials — 4.5%
Aerospace & Defense — 0.2%
Czechoslovak Group AS, Senior Secured Notes	6.500%	1/10/31	1,560,000	1,596,115 (b)
Construction & Engineering — 1.0%
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners Colombia SAS, Senior Secured Notes	7.875%	2/3/30	6,500,000	6,595,669 (b)(c)
Electrical Equipment — 0.2%
LG Energy Solution Ltd., Senior Notes	5.375%	4/2/30	1,250,000	1,260,827 (a)(c)
Ground Transportation — 1.5%
Empresa de los Ferrocarriles del Estado, Senior Notes	3.830%	9/14/61	1,800,000	1,217,509 (b)(c)
Empresa de Transporte de Pasajeros Metro SA, Senior Notes	5.000%	1/25/47	2,560,000	2,304,133 (b)(c)
Lima Metro Line 2 Finance Ltd., Senior Secured Notes	4.350%	4/5/36	2,775,991	2,640,693 (b)(c)
Transnet SOC, Senior Notes	8.250%	2/6/28	3,100,000	3,210,890 (b)(c)
Total Ground Transportation				9,373,225
Machinery — 0.5%
HTA Group Ltd., Senior Notes	7.500%	6/4/29	1,000,000	1,018,869 (b)
Iochpe-Maxion Austria GmbH/Maxion Wheels de Mexico S de RL de CV, Senior Notes	5.000%	5/7/28	2,000,000	1,944,301 (a)(c)
Total Machinery				2,963,170
Passenger Airlines — 0.5%
Latam Airlines Group SA, Senior Secured Notes	7.875%	4/15/30	3,000,000	3,033,750 (b)(c)
Transportation Infrastructure — 0.6%
Adani Ports & Special Economic Zone Ltd., Senior Notes	3.828%	2/2/32	700,000	619,118 (a)(c)
Mersin Uluslararasi Liman Isletmeciligi AS, Senior Notes	8.250%	11/15/28	2,870,000	2,927,783 (b)
Total Transportation Infrastructure				3,546,901

Total Industrials				28,369,657
Information Technology — 0.4%
Communications Equipment — 0.4%
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	2,250,000	2,366,528 (b)(c)

Materials — 6.4%
Chemicals — 3.2%
MEGlobal BV, Senior Notes	2.625%	4/28/28	1,600,000	1,502,827 (b)(c)
MEGlobal Canada ULC, Senior Notes	5.875%	5/18/30	4,100,000	4,142,564 (b)(c)
OCP SA, Senior Notes	3.750%	6/23/31	7,000,000	6,366,122 (a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	990,000	805,315 (a)(c)
Sasol Financing USA LLC, Senior Notes	4.375%	9/18/26	6,000,000	5,974,732 (c)
Sasol Financing USA LLC, Senior Notes	5.500%	3/18/31	1,400,000	1,264,214 (c)
Total Chemicals				20,055,774
Construction Materials — 0.2%
Cemex SAB de CV, Senior Notes	5.450%	11/19/29	1,000,000	1,000,859 (a)(c)
Metals & Mining — 3.0%
Antofagasta PLC, Senior Notes	5.625%	5/13/32	1,100,000	1,116,202 (b)(c)
See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2026 Quarterly Report

 Western Asset Emerging Markets Debt Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Metals & Mining — continued
Antofagasta PLC, Senior Notes	5.625%	9/9/35	3,000,000	$2,967,595 (b)(c)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	4,000,000	4,152,376 (b)(c)
Fresnillo PLC, Senior Notes	4.250%	10/2/50	3,000,000	2,279,161 (b)(c)
POSCO, Senior Notes	5.750%	1/17/28	3,500,000	3,571,878 (b)(d)
Samarco Mineracao SA, Senior Notes (9.500% PIK)	9.500%	6/30/31	2,314,558	2,278,756 (a)(c)(k)
Southern Copper Corp., Senior Notes	7.500%	7/27/35	310,000	354,691 (c)
Southern Copper Corp., Senior Notes	6.750%	4/16/40	344,000	374,178 (c)
Vedanta Resources Finance II PLC, Senior Notes	10.875%	9/17/29	2,000,000	2,092,782 (b)
Total Metals & Mining				19,187,619

Total Materials				40,244,252
Real Estate — 1.8%
Diversified REITs — 1.4%
Trust Fibra Uno, Senior Notes	4.869%	1/15/30	5,250,000	5,040,140 (b)(c)
Trust Fibra Uno, Senior Notes	4.869%	1/15/30	2,800,000	2,688,075 (a)(c)
Trust Fibra Uno, Senior Notes	6.390%	1/15/50	1,250,000	1,125,869 (a)(c)
Total Diversified REITs				8,854,084
Real Estate Management & Development — 0.1%
Add Hero Holdings Ltd., Senior Secured Notes (7.500% Cash or 8.500% PIK)	8.500%	9/30/29	2,067,693	108,140 (a)(k)
Add Hero Holdings Ltd., Senior Secured Notes (8.000% Cash or 9.000% PIK)	9.000%	9/30/30	1,683,971	25,260 (a)(k)
Add Hero Holdings Ltd., Senior Secured Notes (8.800% Cash or 9.800% PIK)	9.800%	9/30/31	2,222,875	30,564 (a)(k)
China Aoyuan Group Ltd., Senior Notes, Step bond (0.000% to 9/30/31 then 1.000%)	0.000%	3/30/2173	2,917,855	21,884 (a)(f)
China Aoyuan Group Ltd., Senior Secured Notes (5.500% PIK)	5.500%	9/30/31	813,074	6,098 (a)(k)
Total Real Estate Management & Development				191,946
Retail REITs — 0.3%
InRetail Shopping Malls, Senior Notes	5.650%	10/16/32	2,000,000	1,947,000 (b)(c)

Total Real Estate				10,993,030
Utilities — 5.9%
Electric Utilities — 3.8%
AES Panama Generation Holdings SRL, Senior Secured Notes	4.375%	5/31/30	933,509	864,882 (a)(c)
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	2,020,000	1,811,009 (b)(c)
Comision Federal de Electricidad, Senior Notes	3.875%	7/26/33	1,000,000	857,059 (a)(c)
Comision Federal de Electricidad, Senior Notes	4.677%	2/9/51	1,000,000	714,958 (a)(c)
Eskom Holdings, Senior Notes	4.314%	7/23/27	9,600,000	9,464,662 (a)
Instituto Costarricense de Electricidad, Senior Notes	6.750%	10/7/31	3,100,000	3,229,316 (b)(c)
Pampa Energia SA, Senior Notes	7.950%	9/10/31	350,000	365,278 (b)(c)
Pampa Energia SA, Senior Notes	7.875%	12/16/34	1,000,000	1,034,650 (b)(c)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.250%	5/15/47	3,810,000	3,301,007 (a)(c)
Threelands Energy Ltd. Sarl, Senior Notes	7.450%	10/20/35	2,000,000	2,026,900 (b)(c)
Total Electric Utilities				23,669,721
Gas Utilities — 0.7%
Grupo Energia Bogota SA ESP, Senior Notes	5.750%	10/22/35	2,000,000	1,916,470 (b)(c)
See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Emerging Markets Debt Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Gas Utilities — continued
Promigas SA ESP/Gases del Pacifico SAC, Senior Notes	3.750%	10/16/29	3,000,000	$2,755,551 (a)(c)
Total Gas Utilities				4,672,021
Independent Power and Renewable Electricity Producers — 1.2%
AES Andes SA, Junior Subordinated Notes (8.150% to 6/10/30 then 5 year Treasury Constant Maturity Rate + 3.835%)	8.150%	6/10/55	2,000,000	2,103,391 (b)(c)(g)
AES Andes SA, Senior Notes	6.250%	3/14/32	800,000	821,553 (b)(c)
Minejesa Capital BV, Senior Secured Notes	5.625%	8/10/37	3,100,000	2,958,624 (b)(c)
Saavi Energia Sarl, Senior Notes	8.875%	2/10/35	1,600,000	1,681,040 (b)(c)
Total Independent Power and Renewable Electricity Producers				7,564,608
Water Utilities — 0.2%
Nova Securitisation SARL, Senior Secured Notes	5.750%	2/3/31	1,500,000	1,453,096 (b)(c)

Total Utilities				37,359,446
Total Corporate Bonds & Notes (Cost — $346,347,917)				350,251,436
U.S. Government & Agency Obligations — 2.5%
U.S. Government Obligations — 2.5%
U.S. Treasury Notes	3.875%	5/31/27	4,750,000	4,753,525
U.S. Treasury Notes	3.875%	7/31/27	5,000,000	5,002,539
U.S. Treasury Notes	3.375%	2/29/28	2,500,000	2,480,469
U.S. Treasury Notes	3.625%	9/30/31	3,500,000	3,434,238

Total U.S. Government & Agency Obligations (Cost — $15,726,733)				15,670,771
Convertible Bonds & Notes — 0.0%††
Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd., Senior Notes (Cost — $23,941)	0.000%	9/30/28	260,782	6,204 (a)
			Shares
Common Stocks — 0.0%††
Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd. (Cost — $14,663)			729,465	5,570 *(h)
Total Investments before Short-Term Investments (Cost — $790,136,047)				827,887,816
	Rate	Maturity Date	Face Amount†
Short-Term Investments — 3.6%
U.S. Treasury Bills — 2.9%
U.S. Treasury Bills	1.854%	4/2/26	6,000,000	5,999,396 (l)
U.S. Treasury Bills	0.040%	5/5/26	6,500,000	6,477,807 (l)
U.S. Treasury Bills	3.676%	6/2/26	6,000,000	5,962,731 (l)

Total U.S. Treasury Bills (Cost — $18,440,389)				18,439,934
See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2026 Quarterly Report

 Western Asset Emerging Markets Debt Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Money Market Funds — 0.7%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $4,360,323)	3.589%	4,360,323	$4,360,323 (m)(n)

Total Short-Term Investments (Cost — $22,800,712)			22,800,257
Total Investments — 135.4% (Cost — $812,936,759)			850,688,073
Liabilities in Excess of Other Assets — (35.4)%			(222,566,799)
Total Net Assets — 100.0%			$628,121,274

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Directors.

(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.
(d)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(e)	The coupon payment on this security is currently in default as of March 31, 2026.
(f)	Security has no maturity date. The date shown represents the next call date.
(g)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(i)	Security is valued using significant unobservable inputs (Note 1).
(j)	Value is less than $1.
(k)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(l)	Rate shown represents yield-to-maturity.
(m)	Rate shown is one-day yield as of the end of the reporting period.
(n)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2026, the total market value of investments in Affiliated Companies was $4,360,323 and the cost was $4,360,323 (Note 2).

Abbreviation(s) used in this schedule:
CRC	—	Costa Rican Colon
DAC	—	Designated Activity Company
DOP	—	Dominican Peso
EUR	—	Euro
JMD	—	Jamaican Dollar
JSC	—	Joint Stock Company
MXN	—	Mexican Peso
NGN	—	Nigerian Naira
PIK	—	Payment-In-Kind
PYG	—	Paraguay Guarani
TRY	—	Turkish Lira
UYU	—	Uruguayan Peso
ZAR	—	South African Rand
See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Emerging Markets Debt Fund Inc.
At March 31, 2026, the Fund had the following open reverse repurchase agreements:
Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Deutsche Bank AG	4.270%	1/29/2026	04/29/2026	$3,359,854	Sovereign Bonds	$3,640,722
Deutsche Bank AG	4.300%	2/13/2026	05/13/2026	6,505,246	Sovereign Bonds	7,146,059
Deutsche Bank AG	4.320%	1/29/2026	04/29/2026	5,805,242	Sovereign Bonds	6,424,425
Deutsche Bank AG	4.500%	2/13/2026	05/13/2026	4,463,827	Sovereign Bonds	4,844,792
Royal Bank of Canada	4.120%	1/20/2026	04/21/2026	3,420,595	Corporate Bonds & Notes	3,606,875
				$23,554,764		$25,662,873

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.
**	Including accrued interest.
At March 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	479	6/26	$100,085,351	$99,366,304	$(719,047)
Contracts to Sell:
U.S. Treasury Ultra 10-Year Notes	102	6/26	11,788,693	11,578,594	210,099
Net unrealized depreciation on open futures contracts					$(508,948)
At March 31, 2026, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	1,658,419	ZAR	27,498,500	Bank of America N.A.	4/15/26	$35,238
USD	5,760,018	EUR	4,949,320	Bank of America N.A.	6/15/26	19,468
Net unrealized appreciation on open forward foreign currency contracts						$54,706

Abbreviation(s) used in this table:
EUR	—	Euro
USD	—	United States Dollar
ZAR	—	South African Rand
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Emerging Markets Debt Fund Inc. (the “Fund”) was incorporated in Maryland on April 16, 2003, and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors (the “Board”) authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to seek high current income and the Fund’s secondary objective is to seek capital appreciation.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the FundBoard.
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other

Western Asset Emerging Markets Debt Fund Inc. 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Sovereign Bonds	—	$461,953,835	—	$461,953,835
Corporate Bonds & Notes:
Financials	—	31,559,788	$0 *	31,559,788
Other Corporate Bonds & Notes	—	318,691,648	—	318,691,648
U.S. Government & Agency Obligations	—	15,670,771	—	15,670,771
Convertible Bonds & Notes	—	6,204	—	6,204
Common Stocks	—	5,570	—	5,570
Total Long-Term Investments	—	827,887,816	0 *	827,887,816
Short-Term Investments†:
U.S. Treasury Bills	—	18,439,934	—	18,439,934
Money Market Funds	$4,360,323	—	—	4,360,323
Total Short-Term Investments	4,360,323	18,439,934	—	22,800,257
Total Investments	$4,360,323	$846,327,750	$0 *	$850,688,073
Other Financial Instruments:
Futures Contracts††	$210,099	—	—	$210,099
Forward Foreign Currency Contracts††	—	$54,706	—	54,706
Total Other Financial Instruments	$210,099	$54,706	—	$264,805
Total	$4,570,422	$846,382,456	—	$850,952,878
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$719,047	—	—	$719,047

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2026. The following transactions were effected

Western Asset Emerging Markets Debt Fund Inc. 2026 Quarterly Report

in such company for the period ended March 31, 2026.

	Affiliate Value at December 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$692,208	$57,920,689	57,920,689	$54,252,574	54,252,574

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$37,488	—	$4,360,323

Western Asset Emerging Markets Debt Fund Inc. 2026 Quarterly Report